Condensed Consolidated Statements of Cash Flows - USD ($)		2 Months Ended	4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from Operating Activities:
Net loss					$ (98,465,000)	$ (23,414,000)	$ (137,336,000)	$ (18,302,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Accrued expenses and other liabilities					1,424,000	18,000	128,000	1,009,000
Depreciation and amortization					1,069,000	48,000	235,000	88,000
Equity-based compensation					1,033,000	53,000	7,363,000	70,000
Change in fair value of warrant liability					61,184,000	(554,000)	97,604,000
Change in fair value of derivative								(1,918,000)
Gain on extinguishment of debt								(18,000)
Asset retirement obligation accretion							71,000	27,000
Fixed asset write-off					66,000		259,000
Changes in operating assets and liabilities:
Deferred revenue							(14,000)	6,000
Issuance of warrants for rent expense					5,504,000
Asset retirement obligation accretion					56,000	53,000
Amortization of debt issuance costs and discount					671,000	473,000	748,000	1,485,000
Accrued payment in kind (PIK) interest on debt					4,231,000	2,438,000	3,554,000	1,331,000
Other current assets					(4,074,000)	1,937,000
Other assets					(3,276,000)	(40,000)
Prepaid expenses							(860,000)	187,000
Accounts payable					1,148,000	153,000	(157,000)	520,000
Net cash used in operating activities					(29,429,000)	(18,835,000)	(28,405,000)	(15,515,000)
Cash flows from Investing Activities:
Capitalization of costs and purchases of network assets, property, and equipment					(857,000)	(5,701,000)	(6,419,000)	(59,000)
Purchase of internal use software					(197,000)	(21,000)	(759,000)
Cash used in investing activities					(1,054,000)	(5,722,000)	(7,178,000)	(59,000)
Cash flows from Financing Activities:
Proceeds from convertible notes, net								7,022,000
Proceeds from senior secured loan					18,467,000	35,215,000	40,307,000	23,635,000
Senior secured loan issuance costs						(5,378,000)	(5,539,000)	(2,857,000)
Convertible note repayment								(3,800,000)
Proceeds from exercise of Class A unit options							3,000	4,000
Proceeds from issuance of Class A Common Units					2,000
Net cash provided by financing activities					18,469,000	29,837,000	34,771,000	24,004,000
Effect of exchange rates on cash and cash equivalents and restricted cash					(14,000)	(1,000)		(1,000)
Net (decrease) increase in cash and cash equivalents and restricted cash					(12,028,000)	5,279,000	(812,000)	8,429,000
Cash, cash equivalents and restricted cash at beginning of period					13,669,000	14,481,000	14,481,000	6,052,000
Cash, cash equivalents and restricted cash at end of period		$ 19,760,000	$ 1,641,000	$ 13,669,000	1,641,000	19,760,000	13,669,000	14,481,000
Supplemental cash flow information
Capital expenditures included in Accounts payable					112,000	128,000
Settlement of notes payable for Class D preferred shares								(18,544,000)
Financing costs accrued but not paid								(5,378,000)
Issuance of Warrants					5,504,000		(222,000)	$ (3,531,000)
Spartacus Acquisition Shelf Corp. [Member]
Cash flows from Operating Activities:
Net loss	$ (2,792)		(293,081)
Adjustments to reconcile net loss to net cash used in operating activities:
Due to affiliate			293,081
Accrued expenses and other liabilities	2,792
Accretion of interest on cash and marketable securities held in Trust Account
Change in fair value of warrant liability
Changes in operating assets and liabilities:
Net cash used in operating activities
Cash flows from Financing Activities:
Net (decrease) increase in cash and cash equivalents and restricted cash
Cash, cash equivalents and restricted cash at beginning of period
Cash, cash equivalents and restricted cash at end of period
Spartacus Acquisition Corp [Member]
Cash flows from Operating Activities:
Net loss		(1,873)		(3,733,764)	(12,387,895)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of interest on cash and marketable securities held in Trust Account				(28,982)	(47,296)
Change in fair value of warrant liability				2,975,000	8,900,000
Changes in operating assets and liabilities:
Transaction costs allocated to warrant liability				604,606
Due from Sponsor and related parties					(6,090)
Prepaid expenses				(165,091)	(104,717)
Due to related party		75			65
Accounts payable				96,670	2,074,944
Net cash used in operating activities		(1,798)		(251,561)	(1,570,989)
Cash flows from Investing Activities:
Purchase of marketable securities					(406,042,000)
Maturity of marketable securities					406,042,000
Purchase of investment held in Trust Account				(202,995,370)
Principal deposited in Trust Account				(4,630)
Cash used in investing activities				(203,000,000)
Cash flows from Financing Activities:
Proceeds from issuance of promissory note to related party		188,500		191,046	600,000
Repayment of Promissory Note to Sponsor				(191,046)
Payment of offering costs				(516,309)
Proceeds from initial public offering, net of underwriting discounts paid				196,000,000
Proceeds from Private Placement Warrants				8,750,000
Proceeds from issuance of founder shares		25,000		25,000
Payment of deferred offering costs		(183,443)
Net cash provided by financing activities		30,057		204,258,691	600,000
Net (decrease) increase in cash and cash equivalents and restricted cash		28,259		1,007,130	(970,989)
Cash, cash equivalents and restricted cash at beginning of period					1,007,130
Cash, cash equivalents and restricted cash at end of period		28,259	$ 36,141	1,007,130	36,141	$ 28,259	$ 1,007,130
Supplemental cash flow information
Increase in accounts payable and accrued expenses for deferred offering costs					70,000
Accrued deferred underwriting fee				7,000,000
Initial classification of warrant liability				20,037,500
Initial value of Class A common stock subject to possible redemption				172,248,666
Change in value of Class A common stock subject to possible redemption				$ 3,156,634	21,569
Supplemental disclosure of cash flow information:
Cash taxes paid					47,213
Transfer of cash from trust for payment of Delaware state franchise tax					$ 68,864